Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 03, 2016
Schedule of Quantification of Outstanding Mexican Peso Forward Contracts

The following table quantifies the outstanding Mexican peso forward contracts as of July 3, 2016 (thousands of dollars, except average forward contractual exchange rates):

	Effective Dates	Notional Amount	Average Forward Contractual Exchange Rate	Fair Value
Buy MXP/Sell USD	July 15, 2016 - June 15, 2017	$24,000	17.95	$(996)
Buy MXP/Sell USD	July 15, 2017 - June 15, 2018	$6,000	19.80	$107

Fair Market Value of All Outstanding Peso Forward Contracts

The fair market value of all outstanding Mexican peso forward contracts in the accompanying Consolidated Balance Sheets was as follows (thousands of dollars):

	July 3, 2016	June 28, 2015
Not Designated as Hedging Instruments:
Other Long-Term Assets:
Mexican Peso Forward Contracts	$107	$—
Other Current Liabilities:
Mexican Peso Forward Contracts	$996	$—

Pre-Tax Effects of the Peso Forward Contracts

The pre-tax effects of the Mexican peso forward contracts on the accompanying Consolidated Statements of Income and Comprehensive Income consisted of the following (thousands of dollars):

	Other Income, net
	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Not Designated as Hedging Instruments:
Realized loss	$1,196	$—	$—
Unrealized loss	$889	$—	$—

Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of July 3, 2016 and June 28, 2015 (thousands of dollars)

	July 3, 2016				June 28, 2015
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$356	$—	$—	$356	$372	$—	$—	$372
Mid Cap	357	—	—	357	365	—	—	365
Large Cap	498	—	—	498	490	—	—	490
International	389	—	—	389	438	—	—	438
Fixed Income Funds	700	—	—	700	679	—	—	679
Cash and Cash Equivalents	—	3	—	3	—	—	—	—
Mexican Peso Forward Contracts	—	107	—	107	—	—	—	—
Total assets at fair value	$2,300	$110	$-	$2,410	$2,344	$—	$—	$2,344

Liabilities:
Mexico Peso Forward Contracts	$—	$996	$—	$996	$—	$—	$—	$—

Changes in the Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows (thousands of dollars)

	Balance, Beginning of Year	Provision for Doubtful Accounts	Net Write-Offs	Balance, End of Year
Year Ended July 3, 2016	$500	$—	$—	$500
Year Ended June 28, 2015	$500	$—	$—	$500
Year Ended June 29, 2014	$500	$—	$—	$500

Inventories

Inventories consisted of the following (thousands of dollars):

	July 3, 2016	June 28, 2015
Finished products	$10,137	$11,358
Work in process	8,291	7,746
Purchased materials	23,055	17,982
	41,483	37,086
Excess and obsolete reserve	(2,800)	(2,300)
Inventories, net	$38,683	$34,786

Activity Related to the Excess and Obsolete Inventory Reserve

The activity related to the excess and obsolete inventory reserve was as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year Ended July 3, 2016	$2,300	$844	$344	$2,800
Year Ended June 28, 2015	$2,150	$655	$505	$2,300
Year Ended June 29, 2014	$1,500	$1,122	$472	$2,150

Schedule Of Activity Related To Repair And Maintenance Supply Parts Reserve

The activity related to the repair and maintenance supply parts reserve was as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year Ended July 3, 2016	$620	$366	$286	$700
Year Ended June 28, 2015	$585	$348	$313	$620
Year Ended June 29, 2014	$500	$102	$17	$585

Intangible Assets Carrying Value and Accumulated Amortization

The carrying value and accumulated amortization were as follows (thousands of dollars)

	July 3, 2016	June 28, 2015
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(750)	(651)
	$140	$239

Property, Plant and Equipment, Useful Lives of Assets

Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	15 to 35 years
Machinery and equipment	3 to 10 years

Property, Plant and Equipment

Property, plant and equipment consisted of the following (thousands of dollars):

	July 3, 2016	June 28, 2015
Land and improvements	$4,686	$4,246
Buildings and improvements	29,361	25,954
Machinery and equipment	182,812	164,367
	216,859	194,567
Less: accumulated depreciation	(131,710)	(123,441)
	$85,149	$71,126

Schedule of Depreciation Expenses	Depreciation expense was as follows for the periods indicated (thousands of dollars):
Depreciation Expense
2016	$10,022
2015	$8,716
2014	$8,168

Inventory Purchase from Major Suppliers

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2016	36%	6
2015	27%	5
2014	38%	7

Summary of Other Income Net

The impact of these items for the periods presented was as follows (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Foreign currency transaction gain (loss)	$2,559	$3,075	$(36)
Rabbi Trust (loss) gain	(41)	96	211
Unrealized loss on Mexican peso option contracts	(889)	—	—
Realized loss on Mexican peso option contracts	(1,196)	—	—
Other	235	310	97
	$668	$3,481	$272

Changes In Balance Sheet Amounts Under Self Insured Plans

Changes in the balance sheet amounts for self-insured plans were as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year Ended July 3, 2016	$420	$5,032	$5,032	$420
Year Ended June 28, 2015	$420	$4,756	$4,756	$420
Year Ended June 29, 2014	$420	$4,600	$4,600	$420

Changes in Warranty Reserve

Changes in the warranty reserve were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year Ended July 3, 2016	$11,835	$583	$3,190	$9,228
Year Ended June 28, 2015	$3,462	$8,975	$602	$11,835
Year Ended June 29, 2014	$2,500	$1,153	$191	$3,462

Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss was comprised of the following (thousands of dollars):

	July 3, 2016	June 28, 2015	June 29, 2014
Unrecognized pension and postretirement benefit liabilities, net of tax	$24,518	$18,638	$16,787
Foreign currency translation	13,155	8,221	3,411
	$37,673	$26,859	$20,198

Summary of Changes in Accumulated Other Comprehensive Loss

The following tables summarize the changes in accumulated other comprehensive loss (“AOCL”) for the years ended July 3, 2016 and June 28, 2015 (thousands of dollars):

	Year Ended July 3, 2016
	Foreign Currency Translation Adjustments	Retirement and Postretirement Plans	Total
Balance June 28, 2015	$8,221	$18,638	$26,859
Other comprehensive loss before reclassifications	5,248	11,640	16,888
Income Tax	—	(4,307)	(4,307)
Net other comprehensive loss before reclassifications	5,248	7,333	12,581
Reclassifications:
Prior service credits (A)	—	753	753
Actuarial gains (A)	—	(3,059)	(3,059)
Total reclassifications before tax	—	(2,306)	(2,306)
Income Tax	—	853	853
Net reclassifications	—	(1,453)	(1,453)
Other comprehensive loss	5,248	5,880	11,128
Other comprehensive loss attributable
to Non-Controlling interest	314	—	314
Balance July 3, 2016	$13,155	$24,518	$37,673

	Year Ended June 28, 2015
	Foreign Currency Translation Adjustments	Retirement and Postretirement Plans	Total
Balance June 29, 2014	$3,411	$16,787	$20,198
Other comprehensive loss before reclassifications	5,133	5,654	10,787
Income Tax	—	(2,092)	(2,092)
Net other comprehensive loss before reclassifications	5,133	3,562	8,695
Reclassifications:
Prior service credits (A)	—	753	753
Actuarial gains (A)	—	(3,468)	(3,468)
Total reclassifications before tax	—	(2,715)	(2,715)
Income Tax	—	1,004	1,004
Net reclassifications	—	(1,711)	(1,711)
Other comprehensive loss	5,133	1,851	6,984
Other comprehensive loss attributable to non-Controlling interest	323	—	323
Balance June 28, 2015	$8,221	$18,638	$26,859
(A)

Amounts reclassified are included in the computation of net periodic benefit cost, which is included in Cost of Goods Sold and Engineering, Selling and Administrative expenses in the accompanying Consolidated Statements of Income and Comprehensive Income. See the Note Retirement Plans and Postretirement Costs in these notes to financial statements.

Schedule of Unrecognized Compensation Cost

Unrecognized compensation cost as of July 3, 2016 related to stock options and restricted stock granted under the plan was as follows (thousands of dollars):

	Compensation Cost	Weighted Average Period over which Cost is to be Recognized (in years)
Stock options granted	$143	0.5
Restricted Stock granted	$1,810	1.1

Cash Received from Stock Option Exercises and Related Income Tax Benefit

Cash received from stock option exercises and the related income tax benefit were as follows (thousands of dollars):

Fiscal Year	Cash Received from Stock Option Exercises	Income Tax Benefit
2016	$364	$196
2015	$474	$458
2014	$2,683	$729

Intrinsic Value of Stock Options Exercised and Fair Value Of Stock Options Vested

The intrinsic value of stock options exercised and the fair value of options vested were as follows (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Intrinsic value of options exercised	$529	$1,375	$2,134
Fair value of stock options vested	$331	$382	$444

Grant Date Fair Values and Assumptions Used to Determine Compensation Expense

The grant date fair values and assumptions used to determine compensation expense recorded in the accompanying financial statements were as follows:

Options Granted During	2015	2014

Weighted average grant date fair value:
Options issued at grant date market value	n/a	n/a
Options issued above grant date market value	$34.93	$17.58
Assumptions:
Risk free interest rates	1.90%	2.06%
Expected volatility	57.83%	58.75%
Expected dividend yield	0.62%	1.11%
Expected term (in years)	6.0	6.0

Range of Options Outstanding

The range of options outstanding as of July 3, 2016 was as follows

	Number of Options Outstanding/ Exercisable	Weighted Average Exercise Price Outstanding/ Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$18.49	44,414/44,414	$15.14/$15.14	3.1
$26.53-$38.71	91,574/59,384	$30.50/$26.06	6.2
$79.73	9,010/-	$79.73/-	8.1
		$28.86/$21.39

MEXICO
Property, Plant and Equipment

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	July 3, 2016	June 28, 2015
Gross book value	$97,537	$87,876
Net book value	$43,954	$38,138